Business Organization, Nature of Operations (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Organization, Nature of Operations [Line Items]
Gross proceeds received	$ 9,300		$ 7,500
Aggregate offering price			42,500
Accumulated deficit	(160,539)		$ (148,107)	$ (124,380)
Secured loan	1,500
Equity capital	3,000	$ 3,000
Equity facility	1,000,000
Private Placement [Member]
Business Organization, Nature of Operations [Line Items]
Equity capital	$ 37,200